PNC Funds, Inc.

Capital Opportunities Fund

International Equity Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated December 14, 2009

to the Statement of Additional Information

dated September 30, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective December 11, 2009, Brendan Burke is no longer the lead portfolio manager of the Total Return Bond Fund (the “Fund”). Timothy D. Compan, Jr. has assumed the responsibilities as lead portfolio manager of the Fund and Andrew Harding has joined the Fund’s portfolio management team. As a result of these changes, information regarding “Other Accounts Managed” by the Fund’s portfolio management team on page 49 of the Statement of Additional Information is replaced in its entirety with the following information:

Total Return Bond Fund	Number of Accounts*	Number of Accounts Subject to a Performance Fee
Mr. Timothy D. Compan, Jr.
Other Investment Companies	1 ($1,355.1 million)	None
Other Pooled Investment Vehicles	1 ($13.8 million)	None
Other Accounts	295 ($8,320 million)	None
Mr. Andrew Harding
Other Investment Companies	1 ($1,355.1 million)	None
Other Pooled Investment Vehicles	1 ($13.8 million)	None
Other Accounts	295 ($8,320 million)	None
Mr. Sean Rhoderick
Other Investment Companies	1 ($123 million)	None
Other Pooled Investment Vehicles	None	None
Other Accounts	49 ($630 million)	None
Ms. Donna Ennis
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	2 ($53 million)	None

*	As of November 30, 2009

B. As a result of the changes to the portfolio management team of the Total Return Bond Fund, page 54 is replaced in its entirety with the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of May 31, 2009
Mr. David Ferguson	Diversified Real Estate	$10,001-$50,000
Mr. Gordon Johnson	Capital Opportunities	None
Ms. Lisa Teter	Capital Opportunities	None
Mr. James Mineman	Capital Opportunities	None
Mr. Peter Roy	Capital Opportunities	None
Mr. Jed Ellerborek	Capital Opportunities	None
Mr. William Lock	International Equity	None
Mr. Peter Wright	International Equity	None
Mr. Walter Riddell	International Equity	None
Mr. Christian Derold	International Equity	None
Mr. John Goodacre	International Equity	None
Mr. Martin C. Schulz	International Equity	None
Mr. Brian Hopkinson	International Equity	None
Mr. Ralph Layman	International Equity	None
Mr. Paul Nestro	International Equity	None
Mr. Jonathan Passmore	International Equity	None
Mr. Makoto Sumino	International Equity	None
Mr. Mike Solecki	International Equity	None
Mr. Stephen Winterstein	Maryland Tax-Exempt Bond	None
Mr. Adam Mackey	Maryland Tax-Exempt Bond	None
Ms. Rebecca Rogers	Maryland Tax-Exempt Bond	None
Mr. Stephen Winterstein	National Tax-Exempt Bond	None
Ms. Rebecca Rogers	National Tax-Exempt Bond	None
Mr. Adam Mackey	National Tax-Exempt Bond	None
Mr. Stephen Winterstein	Tax-Exempt Limited Maturity Bond	None
Ms. Rebecca Rogers	Tax-Exempt Limited Maturity Bond	None
Mr. Adam Mackey	Tax-Exempt Limited Maturity Bond	None
Mr. Joshua Kakel	Limited Maturity Bond	None
Mr. Sean Rhoderick	Limited Maturity Bond	None
Ms. Donna Ennis	Limited Maturity Bond	None
Mr. Adam Hynes	Limited Maturity Bond	None
Mr. Timothy Compan, Jr.	Total Return Bond	None
Mr. Andrew Harding	Total Return Bond	None
Mr. Sean Rhoderick	Total Return Bond	None
Ms. Donna Ennis	Total Return Bond	None

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